TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES.
Schedule of trade payables and other payables

	Group	Group
	2025	2024
	$’000	$’000
Trade payables	3,808	1,663
Accruals and other payables	2,517	3,619
Other taxation and social security	—	2,902
Total trade and other creditors	6,325	8,184